Financial Instruments by Category - Schedule of Financial Assets and Receivables and Financial Liabilities at Amortized Cost (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Financial assets at fair value through profit or loss
Contingent consideration	$ 8,704,606	$ 1,118,370
Financial assets measured at amortized cost
Trade and other receivables	11,512,956	1,479,187	9,106,174
Cash and bank balances	6,859,938	881,366	42,222,014
Financial assets measured at amortized cost	27,077,500	3,478,923	51,328,188
Financial liabilities measured at amortized cost
Trade and other payables	10,566,327	1,357,565	12,990,458
Bank borrowings			3,845,863
Lease liabilities	4,834,208	621,099	2,390,304
Convertible promissory notes			13,860,647
Financial liabilities measured at amortized cost	$ 15,400,535	$ 1,978,664	$ 33,087,272